Expense Example	Apr. 25, 2025 USD ($)
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
MML Equity Income Fund | MML Equity Income Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
MML Equity Income Fund | MML Equity Income Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
MML Equity Index Fund | MML Equity Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
MML Equity Index Fund | MML Equity Index Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
MML Equity Index Fund | MML Equity Index Fund | Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
MML Equity Index Fund | MML Equity Index Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
MML Focused Equity Fund | MML Focused Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
MML Focused Equity Fund | MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
MML Foreign Fund | MML Foreign Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
MML Foreign Fund | MML Foreign Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
MML Fundamental Equity Fund | MML Fundamental Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
MML Fundamental Equity Fund | MML Fundamental Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
MML Global Fund | MML Global Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,055
MML Global Fund | MML Global Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,055
MML Global Fund | MML Global Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,346
MML Income & Growth Fund | MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
MML Income & Growth Fund | MML Income & Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
MML International Equity Fund | MML International Equity Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,285
MML International Equity Fund | MML International Equity Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	709
Expense Example, with Redemption, 10 Years	1,570
MML Large Cap Growth Fund | MML Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
MML Large Cap Growth Fund | MML Large Cap Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
MML Managed Volatility Fund | MML Managed Volatility Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
MML Managed Volatility Fund | MML Managed Volatility Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
MML Mid Cap Value Fund | MML Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
MML Mid Cap Value Fund | MML Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,349
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,632
MML Small Company Value Fund | MML Small Company Value Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
MML Small Company Value Fund | MML Small Company Value Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,614
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
MML Sustainable Equity Fund | MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
MML Sustainable Equity Fund | MML Sustainable Equity Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
MML Total Return Bond Fund | MML Total Return Bond Fund | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
MML Total Return Bond Fund | MML Total Return Bond Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
MML Conservative Allocation Fund | MML Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
MML Conservative Allocation Fund | MML Conservative Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
MML Balanced Allocation Fund | MML Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
MML Balanced Allocation Fund | MML Balanced Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
MML Moderate Allocation Fund | MML Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
MML Moderate Allocation Fund | MML Moderate Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
MML Growth Allocation Fund | MML Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
MML Growth Allocation Fund | MML Growth Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
MML American Funds Growth Fund | MML American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
MML American Funds Core Allocation Fund | MML American Funds Core Allocation Fund | Service Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236